Label	Element	Value
Class II Prospectus | Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Summary Prospectus and
Prospectus Supplement

December 12, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 12, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2019

Emerging Markets Debt Portfolio (Class II) (the "Fund")

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Debt Portfolio
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective close of business on December 31, 2019, the Fund's primary benchmark index will change to J.P. Morgan Emerging Markets Bond Index Global Diversified (EMBIGD) Index.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective close of business on December 31, 2019, the Fund's primary benchmark index will change to J.P. Morgan Emerging Markets Bond Index Global Diversified (EMBIGD) Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.